INCOME TAXES INCOME TAXES (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred Tax Asset Valuation Allowance	$ 2,000,000	$ 2,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0
Unrecognized Tax Benefits, Interest on Income Taxes Expense	0	1,000,000
Reductions Based on Settlements with Tax Authorities	0	(22,000,000)
Change In Deferred Tax Liabilities And Deferred Tax Assets Related To Tangible Property	$ 22,000,000